income taxes	12 Months Ended
Dec. 31, 2021
income taxes
income taxes
10	income taxes
(a)Expense composition and rate reconciliation

Years ended December 31 (millions)	2021	2020
Current income tax expense
For the current reporting period	$563	$474
Adjustments recognized in the current period for income taxes of prior periods	(30)	(99)
	533	375
Deferred income tax expense
Arising from the origination and reversal of temporary differences	25	3
Revaluation of deferred income tax liability to reflect future income tax rates	—	(6)
Adjustments recognized in the current period for income taxes of prior periods	22	79
	47	76
	$580	$451

Our income tax expense and effective income tax rate differ from those computed by applying the applicable statutory rates for the following reasons:

Years ended December 31 ($ in millions)	2021		2020
Income taxes computed at applicable statutory rates	$589	25.8%	$446	26.1%
Revaluation of deferred income tax liability to reflect future income tax rates	—	—	(6)	(0.4)
Adjustments recognized in the current period for income taxes of prior periods	(8)	(0.3)	(20)	(1.3)
Non-deductible amounts	23	1.0	20	1.2
Gain on disposition	(46)	(2.0)	—	—
Other	22	1.0	11	0.7
Income tax expense per Consolidated statements of income and other comprehensive income	$580	25.5%	$451	26.3%

(b)Temporary differences

We must make significant estimates in respect of the composition of our deferred income tax liability. Our operations are complex and the related income tax interpretations, regulations, legislation and jurisprudence are continually changing. As a result, there are usually some income tax matters in question.

Temporary differences comprising the net deferred income tax liability and the amounts of deferred income taxes recognized in the Consolidated statements of income and other comprehensive income and the Consolidated statements of changes in owners’ equity are estimated as follows:

	Property, plant		Property, plant		Net pension
	and equipment		and equipment		and share-		Losses
	(owned) and intangible	Intangible	(leased), net	Contract	based	Provisions not	available to		Net deferred
	assets subject	assets with	of lease	assets and	compensation	currently	be carried		income tax
(millions)	to amortization	indefinite lives	liabilities	liabilities	amounts	deductible	forward [1]	Other	liability
As at January 1, 2020 [2]	$1,616	$1,608	$(77)	$418	$(140)	$(212)	$(11)	$6	$3,208
Deferred income tax expense recognized in Net income	85	82	37	(111)	(31)	8	(33)	39	76
Other comprehensive income	—	—	—	—	(109)	—	—	(13)	(122)
Deferred income taxes charged directly to owners’ equity and other (Note 18(c))	591	2	—	—	—	(11)	(23)	(14)	545
As at December 31, 2020 [3]	2,292	1,692	(40)	307	(280)	(215)	(67)	18	3,707
Deferred income tax expense recognized in Net income	75	59	7	(112)	(28)	41	(23)	28	47
Other comprehensive income	—	—	—	—	209	—	—	37	246
Deferred income taxes charged directly to owners’ equity and other (Note 18(b))	79	—	—	—	—	—	(6)	(52)	21
As at December 31, 2021 [4]	$2,446	$1,751	$(33)	$195	$(99)	$(174)	$(96)	$31	$4,021

1	We expect to be able to utilize our non-capital losses prior to expiry.
2	Deferred tax liability of $3,214, net of deferred tax asset of $6 (included in Other long-term assets).
3	Deferred tax liability of $3,718, net of deferred tax asset of $11 (included in Other long-term assets).
4	Deferred tax liability of $4,056, net of deferred tax asset of $35 (included in Other long-term assets).

Temporary differences arise from the carrying value of investments in subsidiaries and partnerships exceeding their tax base, for which no deferred income tax liabilities have been recognized because the parent is able to control the timing of the reversal of the difference and it is probable that it will not reverse in the foreseeable future. In our specific instance, this is relevant to our investments in Canadian subsidiaries and Canadian partnerships. We are not required to recognize such deferred income tax liabilities, as we are in a position to control the timing and manner of the reversal of the temporary differences, which would not be expected to be exigible to income tax, and it is probable that such differences will not reverse in the foreseeable future. We are in a position to control the timing and manner of the reversal of the temporary differences in respect of our non-Canadian subsidiaries, and it is probable that such differences will not reverse in the foreseeable future.

(c)Other

We conduct research and development activities, which may be eligible to earn Investment Tax Credits. During the year ended December 31, 2021, we recorded Investment Tax Credits of $21 million (2020 – $12 million). Of this amount, $14 million (2020 – $6 million) was recorded as a reduction of property, plant and equipment and/or intangible assets and the balance was recorded as a reduction of goods and services purchased.